Registration No. 333-116220
811-02091

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No.	☐
Principal Life Insurance Company Separate Account B
(Exact Name of Registrant)
Principal Life Insurance Company
(Name of Depositor)
The Principal Financial Group
Des Moines, Iowa 50392
1-515-248-3842
(Address of Depositor’s Principal Executive Offices)
(Depositor’s Telephone Number, including Area Code)
Sarah Pitts
Principal Life Insurance Company
The Principal Financial Group
Des Moines, Iowa 50392-0300
1-515-248-3259
(Name and Address of Agent for Service)
Please send copies of all communications to:
John W. Blouch, Esq.
Dykema Gossett PLLC
Franklin Square, Suite 300 West
1300 I Street, N.W.
Washington, DC 20005-3306
Principal Investment Plus Variable AnnuitySM Contract
(Title of Securities Being Registered)
It is proposed that this filing will become effective (check appropriate box):
☑	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for previously filed post-effective amendment.
No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

Explanatory Note
This registration statement incorporates by reference the prospectus (the “Prospectus”) and statement of additional information, each dated May 1, 2008, included in Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File Nos. 333-116220 and 811-03365) filed on May 1, 2008 pursuant to paragraph (b) of Rule 485.
This registration statement also incorporates by reference the supplements to the Prospectus dated May 22, 2008, as filed on May 23, 2008 and dated October 1, 2008 as filed on October 2, 2008, pursuant to Rule 497.

PRINCIPAL LIFE INSURANCE COMPANY
PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
SUPPLEMENT DATED OCTOBER 29, 2008 TO
PROSPECTUS DATED MAY 1, 2008
Effective November 22, 2008, this supplement updates information in the prospectus dated May 1, 2008 for Principal Investment Plus Variable Annuity issued by Principal Life Insurance Company (“we,” “us,” or “our”). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382 or call us at 1-800-852-4450 to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.
1. Please replace Appendix D with the following:
APPENDIX D — GMWB INVESTMENT OPTIONS
GMWB Investment Options
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) are intended to support the rider’s guarantees with a balanced investment objective. If your investment goal is aggressive growth, a GMWB rider may not be appropriate for you.
The GMWB investment options are:
•	GMWB Self-Build Model A;

•	GMWB Self-Build Model B;

•	GMWB Self-Build Model C;

•	GMWB Self-Build Model D;

•	Principal LifeTime 2010 Account;

•	Principal LifeTime 2020 Account;

•	Principal LifeTime 2030 Account;*

•	Principal LifeTime Strategic Income Account;

•	Strategic Asset Management Balanced Portfolio;

•	Strategic Asset Management Conservative Balanced Portfolio; or

•	Strategic Asset Management Flexible Income Portfolio.

*	Principal LifeTime 2030 Account is only available as an investment option with the GMWB 2 Rider.
When you purchase a GMWB rider, you must allocate 100% of your Separate Account division accumulated value and premium payments to any one of the listed GMWB investment options. You may transfer 100% of your Separate Account division accumulated value from your current GMWB investment option to one other GMWB investment option which is available at the time of the transfer. You may make a transfer by providing us notice (we will effect the transfer at the price next determined after we receive your notice in good order). Any future premium payments are allocated to the GMWB investment option your Separate Account division accumulated value is invested in at the time of the new premium payments. While your GMWB rider is in effect, you may make allocations of Contract value and premium payments to, and transfer

Contract accumulated value to, the Fixed Account and you may allocate new premium payments to the DCA Plus Account. Such allocation and transfers are subject to the provisions of your Contract. See FIXED ACCOUNT AND DCA PLUS ACCOUNTS — Fixed Account.
You should note that all of the GMWB investment options (except the Self-Build Models) are series of Principal Variable Contracts Funds, Inc. which is managed by Principal Management Corporation (“PMC”), an affiliate of ours. In addition, most of the underlying funds available as options under the GMWB Self-Build Models are also managed by PMC. If you wish to invest your Contract accumulated value predominantly in underlying funds that are not managed by an affiliate of ours, a GMWB rider may not be appropriate for you. You may wish to consult with your financial advisor in making your decision to select a GMWB rider.
To the extent that an underlying fund managed by PMC may be included as a GMWB investment option or as an option under a GMWB Self-Build Model, PMC will receive additional compensation from the management fee of the underlying fund. However, we do not take such potential financial benefit into account in selecting the underlying fund to be a GMWB investment option or an option under a Self-Build Model.
For more information about: (1) GMWB Self-Build Models, please see below; (2) Principal LifeTime Accounts and Strategic Asset Management (SAM) Portfolios, please see the prospectus sections titled “THE CONTRACT — The Underlying Mutual Funds,” “TABLE OF SEPARATE ACCOUNT DIVISIONS” and “SUMMARY OF EXPENSE INFORMATION — Annual Underlying Mutual Fund Expenses” and the underlying fund’s prospectus provided with this prospectus; (3) the Fixed and DCA Accounts, please see “FIXED ACCOUNT AND DCA PLUS ACCOUNTS” and (4) transfers under your Contract, please see “THE CONTRACT — The Accumulation Period, Division Transfers” and “GENERAL PROVISIONS — Frequent Trading and Market Timing (Abusive Trading Practices)”).
We reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations.
If you previously purchased a Contract with a GMWB rider and have your Separate Account division accumulated value invested in a GMWB investment option which is no longer available (a “Discontinued GMWB investment option”), you may continue to maintain that investment and allocate new premium payments to it, provided that the Discontinued GMWB investment option remains an available Separate Account division under the Contract. You should note that a Discontinued GMWB investment option may still be available as a Separate Account division under the Contract. If the Discontinued GMWB investment option involves more than one Separate Account division, we will continue to rebalance your Separate Account division accumulated value each calendar quarter. You may not transfer your Separate Account division accumulated value to any other Discontinued GMWB investment option. You may transfer your Separate Account division accumulated value to another GMWB investment option that is available at the time of transfer; in this case, the Discontinued GMWB investment option will no longer be available to you.
GMWB Self-Build Models
Each of the GMWB Self-Build Models requires you to allocate your Separate Account division accumulated value and premium payments in specified percentages among asset classes and provides you limited ability to select the Separate Account divisions that you wish to use to meet those allocation requirements. The major asset classes on which each model is based and the required allocations among those asset classes are shown in the following table.

	Model	Model	Model	Model
Asset Class	A	B	C	D
Short-Term Fixed Income	30%	20%	10%	15%
Fixed Income	40%	30%	20%	15%
Balanced/Asset Allocation	10%	15%	20%	25%
Large U.S. Equity	20%	25%	30%	25%
Small/Mid U.S. Equity	0%	5%	15%	0%
International Equity	0%	5%	5%	20%
To “build your model,” you select one of the available models and then pick Separate Account divisions from each of the asset classes in the model. The table below identifies the Separate Account divisions that are available within each asset class for purposes of the GMWB Self-Build Models. It also identifies those instances in which there are limitations on the percentage of assets that you may allocate to a sub-class within asset classes. The sum of the percentages that you allocate to the Separate Account divisions in an asset class or sub-class must equal the required aggregate percentage for that asset class or sub-class. The sum of the percentages you invest in all the asset classes must equal 100% of your Separate Account division accumulated value.
If you choose a GMWB Self-Build Model, you are directing us to allocate your Separate Account division accumulated value and premium payments according to the allocation percentages you have set. In addition, you are directing us to automatically rebalance your Separate Account division accumulated value each calendar quarter to match the allocation percentages you set in your GMWB Self-Build Model. You may transfer among the divisions within an asset class or sub-class as long as your allocations for that asset class or sub-class equal the percentage established by your chosen GMWB Self-Build Model, and you adhere to the transfer provisions of your Contract (See “THE CONTRACT — The Accumulation Period, Division Transfers” and “GENERAL PROVISIONS — Frequent Trading and Market Timing (Abusive Trading Practices)”). We currently do not charge a transfer fee. If we start charging a transfer fee in the future, we will not impose such a fee on the quarterly automatic portfolio rebalancing.
In selecting and building a GMWB Self-Build Model, you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You should also remember that asset allocation does not insure a profit or protect against loss. You may wish to ask your financial advisor for assistance in selecting a model and choosing among the Separate Account divisions available under that model. You may also wish to contact your financial advisor from time to time to discuss whether your selections remain appropriate for your needs.
For more information about the Separate Account divisions named in the table for the GMWB Self-Build Models below, please see the prospectus sections titled “THE CONTRACT — The Underlying Mutual Funds,” “TABLE OF SEPARATE ACCOUNT DIVISIONS” and “SUMMARY OF EXPENSE INFORMATION — Annual Underlying Mutual Fund Expenses” and the underlying fund’s prospectus provided with this prospectus.
You may choose one of the GMWB Self-Build Models shown below:

	Investment	Model	Model	Model	Model
	Advisor	A	B	C	D
Short-Term Fixed Income Divisions		30%	20%	10%	15%
Short-Term Bond	Principal Global Investors, LLC*
Short-Term Income	Edge Asset Management, Inc.*
Money Market	Principal Global Investors, LLC*
Fixed Income Divisions		40%	30%	20%	15%
American Century VP Inflation Protection	American Century Investment Management, Inc.
Bond & Mortgage Securities (f/k/a Bond)	Principal Global Investors, LLC*
Government & High Quality Bond	Principal Global Investors, LLC*

	Investment	Model	Model	Model	Model
	Advisor	A	B	C	D
Mortgage Securities	Edge Asset Management, Inc.*
Balanced/Asset Allocation Divisions		10%	15%	20%	25%
Asset Allocation	Morgan Stanley Investment Management, Inc.*
LifeTime 2010	Principal Global Investors, LLC*
LifeTime 2020	Principal Global Investors, LLC*
LifeTime Strategic Income	Principal Global Investors, LLC*
Strategic Asset Management (“SAM”)	Edge Asset Management, Inc.*
Balanced
SAM Conservative Balanced	Edge Asset Management, Inc.*
SAM Flexible Income	Edge Asset Management, Inc.*
Large U.S. Equity Divisions		20%	25%	30%	25%
Large Value		10%	10%	10%	10%
AIM V.I. Basic Value	Invesco AIM Advisors, Inc.
Equity Income (f/k/a Equity Income I)	Edge Asset Management, Inc.*
LargeCap Value III (f/k/a LargeCap Value)	Alliance Bernstein, L.P.*
LargeCap Value II (f/k/a Equity Value)	American Century Investment Management, Inc.*
LargeCap Value (f/k/a Capital Value)	Principal Global Investors, LLC*
Large Blend		0%	5%	10%	5%
LargeCap Blend II (f/k/a LargeCap Blend)	T. Rowe Price Associates, Inc.*	N/A
LargeCap S&P 500 Index (f/k/a LargeCap Stock Index)	Principal Global Investors, LLC*	N/A
Neuberger Berman AMT Socially Responsible	Neuberger Berman Management, Inc.	N/A
Large Growth		10%	10%	10%	10%
American Century VP Ultra II	American Century Investment Management, Inc.
Fidelity VIP II ContraFund	Fidelity Management & Research Company

	Investment	Model	Model	Model	Model
	Advisor	A	B	C	D
LargeCap Growth (f/k/a Growth)	Columbus Circle Investors*
T. Rowe Price Blue Chip Growth	T. Rowe Price Associates, Inc.
Small/Mid U.S. Equity Divisions		0%	5%	15%	0%
Mid Cap Value		0%	0%	5%	0%
MidCap Value II (f/k/a MidCap Value)	Neuberger Berman Management, Inc. & Jacob Levy Management, Inc.*	N/A	N/A		N/A
Real Estate Securities	Principal Real Estate Investors, LLC*	N/A	N/A		N/A
Mid Cap Blend and Growth		0%	5%	5%	0%
American Century VP Vista	American Century Investment Management, Inc.	N/A			N/A
MidCap Blend (f/k/a MidCap)	Principal Global Investors, LLC*	N/A			N/A
T. Rowe Price Health Sciences	T. Rowe Price Associates, Inc.	N/A			N/A
Small Cap		0%	0%	5%	0%
AIM V.I. SmallCap Equity	Invesco AIM Advisors, Inc.	N/A	N/A		N/A
Neuberger Berman AMT Fasciano	Neuberger Berman Management, Inc	N/A	N/A		N/A
SmallCap Value I (f/k/a SmallCap Value)	JP Morgan Investment Management, Inc.*	N/A	N/A		N/A
International Equity Divisions		0%	5%	5%	20%
Diversified International	Principal Global Investors, LLC*	N/A
Fidelity VIP Overseas	Fidelity Management & Research Company	N/A
AIM V.I. International Growth	Invesco AIM Advisors, Inc.	N/A

*	Pursuant to a sub-advisory agreement with Principal Management Corporation, the investment advisor.

We from time to time may make available other GMWB Self-Build Models. We also may make changes to or restrict the availability of GMWB Self-Build Models. These changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a GMWB Self-Build Model and wish to transfer back to that model. If we restrict the availability of or change a GMWB Self-Build Model that you have selected, you may continue to maintain your Separate Account division accumulated value and allocate new premium payments in accordance with your selected model. We will continue to rebalance your Separate Account division accumulated value according to that model each calendar quarter. You may transfer your Separate Account division accumulated value to any other GMWB investment option that is available at the time of transfer; in this case, the model from which you transferred will no longer be available to you. Any time you wish to transfer your Separate Account division accumulated value to another GMWB investment option, you may wish to consult with your registered representative about the GMWB investment options then available.
We reserve the right to modify the list of available Separate Account divisions in a GMWB Self-Build Model, subject to compliance with applicable regulations.
2. Please replace the last sentence of the third paragraph under “GMWB Overview — Rider Restrictions/Limitations” under “GMWB (INVESTMENT PROTECTOR PLUS) RIDERS” with the following sentence in order to conform the disclosure with Appendix D:
We reserve the right to modify the list of available GMWB investment options from time to time, subject to compliance with applicable regulations.
3. Please replace “GMWB Investment Options” under “GMWB 1 RIDER (INVESTMENT PROTECTOR PLUS RIDER)” with the following paragraph in order to conform the disclosure with Appendix D:
GMWB Investment Options
The GMWB investment options are shown in Appendix D. While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider are intended to support the rider’s guarantees with a balanced investment objective. If your investment goal is aggressive growth, a GMWB rider may not be appropriate for you. It is your responsibility to select your GMWB investment option. You may wish to ask your financial advisor to assist you in making your selection. We reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations.
As described in Appendix D, GMWB investment options include Self-Build Models. We may from time to time change the Self-Build Models. However, your existing Self-Build Models will not be changed and you may continue to maintain your existing Self-Build Models.
4. Under “GMWB Overview — Rider Restrictions/Limitations” under “GMWB (INVESTMENT PROTECTOR PLUS) RIDERS,” please:
     (a) bold font the first paragraph; and
     (b) delete the last sentence in the fourth paragraph.
5. Please delete the fourth bullet point (“the date any portion of your Contract accumulated value is invested in investment options not included in the GMWB investment options”) under Termination and Reinstatement of the Rider in the RIDER BENEFITS — GMWB (Investment Protector Plus) Riders.
6. Please add the following accounts under Principal Variable Contracts Funds — Class 1 in the list of underlying mutual funds at the beginning of the prospectus:
Mortgage Securities Account
Short-Term Income Account

7. Please add the following to the table discussing underlying mutual fund expenses under “SUMMARY OF EXPENSE INFORMATION” in the prospectus:

				Acquired
				Fund
				(“Underlying
Underlying				Fund”) Fees	Total	Contractual
Mutual	Management		Other	and	Gross	Net
Funds	Fees	12b-1 Fees	Expenses	Expenses	Expenses	Expenses
Principal VCF Mortgage Securities Account — Class 1	0.50	N/A	0.00		0.50
Principal VCF Short-Term Income Account — Class 1	0.50	N/A	0.00		0.50
8. Please add the following under “TABLE OF SEPARATE ACCOUNT DIVISIONS” in the prospectus:

Mortgage Securities Division
Invests in:	Principal Variable Contracts Funds Mortgage Securities Account — Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation.
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Short-Term Income Division
Invests in:	Principal Variable Contracts Funds Short-Term Income Account — Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation.
Investment Objective:	seeks to provide a high level of current income consistent with safety and liquidity.
9. Under “Telephone Services” under “TELEPHONE AND INTERNET (ELECTRONIC) SERVICES” in the prospectus, please delete the second and third bullet points and replace them with the following:
•	that are in good order and received by us before the close of a valuation period will receive the price next determined (i.e., the value as of the close of that valuation period).

•	that are in good order and received by us after the close of a valuation period will receive the price next determined (i.e., the value as of the close of that next valuation period).
10. Under “Internet” under “TELEPHONE AND INTERNET (ELECTRONIC) SERVICES” in the prospectus, please delete the first and second bullet points and replace them with the following:
•	that are in good order and received by us before the close of a valuation period will receive the price next determined (i.e., the value as of the close of that valuation period).

•	that are in good order and received by us after the close of a valuation period will receive the price next determined (i.e., the value as of the close of that next valuation period).
11. Under “ENHANCED DEATH BENEFIT RIDER” in the prospectus, please insert the following two new paragraphs at the end of the section:

See Appendix E for examples.
Before you purchase an Enhanced Death Benefit Rider, please consider the following:
•	Although the rider provides an opportunity for increased death benefit payments to your beneficiaries, it does not provide you with increased annuity benefit payments or contract accumulated value.

•	The rider is generally more advantageous to younger owners since the rider lock-in occurs on the later of the contract anniversary following the oldest owner’s 75th birthday and five years after the rider effective date; the younger an owner is when the rider is elected, the longer the time period for potentially increasing Contract accumulated value before the rider lock-in..
12. Under “Required Minimum Distributions” under “GMWB 1 RIDER (INVESTMENT PROTECTOR PLUS RIDER)” in the prospectus:
(a)	Please delete the second and third paragraphs and replace with the following paragraph:
Regardless when your GMWB rider was issued, if you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal made to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will NOT be deemed an excess withdrawal.
(b)	Please delete the first bullet point under “RMD Program.”
13. Under “FIXED ACCOUNT AND DCA PLUS ACCOUNTS”, please add the number one to the NOTE, as follows: “NOTE 1:” and insert the following additional Notes:
NOTE 2: Transfers and surrenders from the Fixed Account are subject to certain limitations as to frequency and amount. See FIXED ACCOUNT AND DCA PLUS ACCOUNTS — Fixed Account Transfers, Total and Partial Surrenders.
NOTE 3: We may defer payment of surrender proceeds payable out of the Fixed Account for up to six months. See GENERAL PROVISIONS — Delay of Payments.
14. Please add the following new Appendix to the prospectus:

APPENDIX E
ENHANCED DEATH BENEFIT RIDER:
EXAMPLES OF CALCULATION OF ENHANCED DEATH BENEFIT
For all examples, assume
Contract issue date is 01/01/2005
Original premium payment = $100,000
Owner’s age on issue date is 69 years
CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE FOURTH CONTRACT ANNIVERSARY (01/01/2009) (prior to the lock-in date)
Assume the following:
AV = $105,000
Additional premium payments = $0
Partial surrenders and partial annuitizations = $0
Owner age = 73
The enhanced death benefit is the greatest of a, b, and c below.
a.	$121,550.63 = [$100,000 x (1.05)[4] ] + $0 – $0 = $121,550.63 + $0 (premium payments made since the rider effective date increased at a 5% effective annual interest rate – $0 (adjustments for all partial surrenders and partial annuitizations taken since the rider effective date increased at a 5% effective annual interest rate)

b.	$105,000 = $105,000 + $0 – $0 = (highest accumulated value on any Contract anniversary since the rider effective date) + (additional premium payments made since that Contract anniversary) – (adjustments for all partial surrenders and partial annuitizations taken since that Contract anniversary)

c.	Standard death benefit = $105,000 where the standard death benefit is the greater of
i.	$105,000 = AV

ii.	$100,000 = $100,000 + $0 – $0 = [(original premium payment) + (premium payments made after the Contract issue date)] – (adjustments for all partial surrenders and partial annuitizations taken since the Contract issue date)
The enhanced death benefit is $121,550.63 on the fourth Contract anniversary.

CALCULATION OF THE ENHANCED DEATH BENEFIT AFTER THE FOURTH CONTRACT ANNIVERSARY WHEN ADDITIONAL PREMIUM PAYMENT IS MADE (and prior to the lock-in date)
Assume the following:
AV immediately prior to premium payment = $106,000
Additional premium payment = $50,000
AV after premium payment = $156,000
Partial surrenders and partial annuitizations = $0
Owner age = 73
The enhanced death benefit after the premium payment is the greatest of a, b, and c below.
a.	$171,550.63 = $121,550.63 + $50,000 – $0

b.	$155,000 = $105,000 + $50,000 – $0

c.	Standard death benefit = $156,000 where the standard death benefit is the greater of
i.	$156,000 = AV

ii.	$150,000 = $100,000 + $50,000 – $0
The enhanced death benefit is $171,550.63

CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE FIFTH CONTRACT ANNIVERSARY (01/01/2010) (and prior to the lock-in date)
Assume the following:
AV = $159,000
Additional premium payments since last Contract anniversary = $0
Partial surrenders/annuitizations since last Contract anniversary = $0
Age of Owner = 74
The enhanced death benefit is the greatest of a, b, and c below.
a.	$180,128.16 = [$171,550.63 x (1.05)] + $0 – $0 = $180,128.16 + $0 – $0

b.	$159,000 = $159,000 + $0 – $0

c.	Standard death benefit = $159,000 where the standard death benefit is the greater of
i.	$159,000 = AV

ii.	$150,000 = $150,000 + $0 – $0

The enhanced death benefit is $180,128.16.

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2010 – AFTER THE FIFTH CONTRACT ANNIVERSARY and DATE WHEN PARTIAL SURRENDER HAS BEEN TAKEN (06/30/2010) (and prior to the lock-in date)
Assume the following:
AV prior to partial surrender = $155,000
Partial surrender on 06/30/2010 = $10,000
AV after partial surrender = $145,000
Age of Owner = 74
The enhanced death benefit after the partial surrender is the greatest of a, b, and c below.
a.	$172,664.93 = 180,128.16 x [1.05 x (180/365)] + $0 – [($10,000/$155,000) x 180,128.16 x (1.05 x {181/365})] = $184,569.67 + $0 – $11,904.74

b.	$148,744.50 = $159,000 + $0 – [($10,000/$155,000) x $159,000] = $159,000 + $0 – $10,255.50

c.	Standard death benefit = $145,000 where the standard death benefit is the greater of
i.	$145,000 = AV

ii.	$140,325.00 = $150,000 + $0 – [($10,000/$155,000) x $150,000] = $150,000 + $0 – $9,675.00
The enhanced death benefit is $172,664.93

CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE SIXTH CONTRACT ANNIVERSARY (01/01/2011) (and lock-in date)
Assume the following:
AV = $150,000
Premium payments since last Contract anniversary = $0
Partial surrenders/annuitizations since last Contract anniversary = $0
Age of Owner = 75
The enhanced death benefit is the greatest of a, b, and c below.
a.	$177,040.60 = 172,664.93 x [1.05 x (185/365)] + $0 – $0 = $177,040.60 + $0 - $0

b.	$150,000 = $150,000 + $0 – $0

c.	Standard death benefit = $150,000 where the standard death benefit is the greater of
i.	$150,000 = AV

ii.	$140,325 = $140,325.00 + $0 – $0
The enhanced death benefit is $177,040.60. The enhanced death benefit is now locked-in and will only increase for any purchase payments received and decrease for any partial surrenders and partial annuitizations taken.

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2011 – AFTER THE SIXTH CONTRACT ANNIVERSARY and DATE WHEN ADDITIONAL PREMIUM PAYMENT IS MADE and AFTER LOCK-IN
Assume the following:
AV before premium payment made = $150,000
06/30/2011 premium payment = $5,000
AV after premium payment made = $155,000
The enhanced death benefit after the premium payment is the greatest of a, b, and c, below.
a.	$182,040.60 = $177,040.60 + $5,000 – $0

b.	$155,000 = $150.000 +$5,000 – $0

c.	Standard death benefit = $155,000 where the standard death benefit is the greater of
i.	$155,000 = AV (after premium payment made)

ii.	$145,325 = $140,325 + $5,000 – $0
The enhanced death benefit is $182,040.60.

CALCULATION OF THE ENHANCED DEATH BENEFIT AFTER THE SEVENTH CONTRACT ANNIVERSARY (01/01/2012) and AFTER LOCK-IN
Assume the following:
AV = $160,000
Premium payments since lock-in date = $0
Partial Surrenders/annuitizations since lock-in date = $0
Age of Owner = 76
Although the enhanced death benefit is now past the lock-in date, the standard death benefit may increase to the Contract AV on any Contract anniversary divisible by seven (e.g., 7, 14, 21). The enhanced death benefit is the greatest of a, b, and c below.
a.	$182,040.60 = $182,040.60 + $0 – $0

b.	$155,000 = $155,000 +$0 – 0
c.	Standard death benefit = $160,000 where the standard death benefit is the greater of
i.	$160,000 = AV on seventh Contract anniversary

ii.	$145,325 = $145,325 + $0 – $0

iii.	$160,000 = $160,000 +$0 – $0 = [(seventh Contract anniversary accumulated value) + (additional premium payments made since that Contract anniversary) – (adjustments for all partial surrenders and partial annuitizations since that Contract anniversary)]
The enhanced death benefit is $182,040.60.

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2012 – DATE WHEN PARTIAL SURRENDER TAKEN and AFTER SEVENTH CONTRACT ANNIVERSARY and AFTER LOCK-IN
Assume the following:
AV on 6/30/2012 prior to partial surrender = $190,000
Partial surrender = $5,000
AV after the partial surrender = $185,000
The enhanced death benefit after the surrender is the greatest of a, b, and c below.
a.	$177,252.93 = $182,040.60 + $0 – [($5,000/$190,000) x $182,040.60] = $182,040.60 + $0 – $4,787.67

b.	$150,923.50 = $155,000 + $0 – [($5,000/$190,000) x$155,000] = $155,000 +$0 - $4,076.50

c.	Standard death benefit = $185,000 where the standard death benefit is the greater of
i.	$185,000 = AV

ii.	$141,502.95 = $145,325 + $0 – [($5,000/$190,000) x $145,325] = $145,325 + $0 – $3,822.05

iii.	$155,792 = $160,000 + $0 – [($5,000/$190,000) x $160,000] = $160,000 + $0 – $4,208.00
The enhanced death benefit is $185,000.

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2013 – DATE WHEN PARTIAL SURRENDER TAKEN and AFTER LOCK-IN
Assume the following:
AV prior to partial surrender = $110,000
Partial surrender = $10,000
AV after partial surrender = $100,000

The enhanced death benefit after the partial surrender is the greatest of a, b, and c below.
a.	$161,140.64 = $177,252.93 + $0 – [($10,000/$110,000) x $177,252.93] = $177,252.93 + $0 – $16,112.29

b.	$137,204.55 = $150,923.50 + $0 – ($10,000/$110,000) x $150,923.50 = $150,923.50 + $0 – $13,718.95

c.	Standard death benefit = $141,630.51 where the standard death benefit is the greater of
i.	$100,000 = accumulated value

ii.	$128,640.33 = $141,502.95 + $0 – [($10,000/$110,000) x $141,502.95] = $141,502.95 + $0 – $12,862.62

iii.	$141,630.51 = $155,792 + $0 – [($10,000/$110,000) x $155,792] = $155,792 + $0 – $14,161.49
The enhanced death benefit is $161,140.64.
*    *    *
THIS SUPPLEMENT SHOULD BE READ AND
RETAINED FOR FUTURE REFERENCE
Principal Financial Group
P.O. Box 9382
Des Moines, Iowa 50306-9382
1-800-852-4450

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
(a)	Financial Statements are included in the Registration Statement:

(i)	Part A — (filed with the Commission on 05/01/08)

Condensed Financial Information for the three years ended December 31, 2007 and for the period ended December 31, 2004.

(ii)	Part B — (filed with the Commission on 05/01/08)

Principal Life Insurance Company Separate Account B:

– Report of Independent Auditors.

–Statement of Assets and Liabilities, December 31, 2007

–Statement of Operations for the year ended December 31, 2006

–Statements of Changes in Net Assets for the years ended December 31, 2007, 2006 and 2005.

–Notes to Financial Statements

Principal Life Insurance Company:

– Report of Independent Auditors.

– Consolidated Statements of Financial Position, December 31, 2007, 2006 and 2005.

– Consolidated Statements of Operations for the years ended December 31, 2007, 2006 and 2005.

– Consolidated Statements of Financial Position, December 31, 2007, 2006 and 2005.

– Consolidated Statements of Stockholder’s Equity for the years ended December 31, 2007, 2006 and 2005.

– Consolidated Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005.

– Notes to Consolidated Financial Statements.

(iii)	Part C — (filed with the Commission on 05/01/08)

Principal Life Insurance Company

– Report of Independent Auditors on Schedules

– Schedule I — Summary of Investments — Other Than Investments in Related Parties As December 31, 2007

– Schedule III — Supplementary Insurance Information As of December 31, 2007, 2006 and 2005 and for each of the years then ended

– Schedule IV — Reinsurance As of December 31, 2007, 2006 and 2005 and for each of the years then ended

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.
(b) Exhibits:

(1)		Resolution of Board of Directors of the Depositor (filed with the Commission on 06/07/04)

(3a	)	Distribution Agreement (filed with the Commission on 01/04/05)

(3b	)	Selling Agreement (filed with the Commission on 06/07/04)

(4a	)	Form of Variable Annuity Contract (filed with the Commission on 06/07/04)

(4b	)	Amendment to Enhanced Death Benefit Rider (filed with the Commission on 04/27/06)

(4c	)	Amendment to Fixed Account Endorsement (filed with the Commission on 04/27/06)

(4d	)	Amendment to Fixed DCA Account Endorsement (filed with the Commission on 04/27/06)

(4e	)	Amendment to GMWB Rider (filed with the Commission on 04/27/06)

(4f	)	Amendment to Contract Data Page (filed with the Commission on 04/27/06)

(4g	)	Amendment to Partial Annuitization Endorsement (filed with the Commission on 04/27/06)

(4h	)	Amendment to Premium Payment Credit Rider (filed with the Commission on 04/27/06)

(4i	)	Form of Specimen Guaranteed Minimum Withdrawal Benefit 2 — Joint Life Rider (filed with the Commission on 05/01/08)

(4j	)	Form of Specimen Guaranteed Minimum Withdrawal Benefit 2 — Single Life Rider (filed with the Commission on 05/01/08)

(5)		Form of Variable Annuity Application (filed with the Commission on 06/07/04)

(6a	)	Articles of Incorporation of the Depositor (filed with the Commission on 06/07/04)

(6b	)	Bylaws of Depositor (filed with the Commission on 06/07/04)

(8a1)		Participation Agreement with AIM Variable Insurance Funds, as amended (filed with the Commission on 05/01/08)

(8a2)		Distribution Agreement with AIM Variable Insurance Funds (filed with the Commission on 05/01/08)

(8a3)		Rule 22c-2 Agreement with AIM Variable Insurance Funds (filed with the Commission on 05/01/08)

(8a4)		Administrative Services Agreement with AIM Variable Insurance Funds (filed with the Commission on 05/01/08)

(8b1)		Participation Agreement with AllianceBernstein Variable Products Series Fund, as amended (filed with the Commission on 05/01/08)

(8b3)		Administrative Services Agreement with AllianceBernstein Variable Products Series Fund (filed with the Commission on 05/01/08)

(8b4)		Rule 22c-2 Agreement with AllianceBernstein Variable Products Series Fund (filed with the Commission on 05/01/08)

(8c1)		Shareholder Services Agreement with American Century Investment Management, Inc., as amended (filed with the Commission on 05/01/08)

(8c2)		Rule 22c-2 Agreement with American Century Investment Management, Inc. (filed with the Commission on 05/01/08)

(8d1)		Participation Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission on 05/01/08)

(8d2)	Administrative Services Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission on 05/01/08)

(8d3)	Rule 12b-1 Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission on 05/01/08)

(8e1)	Amended & Restated Participation Agreement with Fidelity Variable Insurance Products Fund (filed with the Commission on 05/01/08)

(8e2)	Distribution Agreement with Fidelity Variable Insurance Products Fund (filed with the Commission on 05/01/08)

(8e3)	Service Agreement dated 8-2-1999 with Fidelity Variable Insurance Products Fund (filed with the Commission on 05/01/08)

(8e4)	Service Agreement dated 2-29-2000 with Fidelity Variable Insurance Products Fund (filed with the Commission on 05/01/08)

(8e5)	Service Agreement dated 3-26-2002 with Fidelity Variable Insurance Products Fund (filed with the Commission on 05/01/08)

(8e6)	Rule 22c-2 Agreement with Fidelity Variable Insurance Products Fund (filed with the Commission on 05/01/08)

(8f1)	Participation Agreement with Goldman Sachs Variable Insurance Trust (filed with the Commission on 05/01/08)

(8f2)	Administrative Services Agreement with Goldman Sachs Variable Insurance Trust (filed with the Commission on 05/01/08)

(8f3)	Rule 22c-2 Agreement with Goldman Sachs Variable Insurance Trust (filed with the Commission on 05/01/08)

(8g1)	Participation Agreement with Neuberger Berman Advisers Management Trust, as amended (filed with the Commission on 05/01/08)

(8g2)	Distribution & Administrative Services Agreement with Neuberger Berman Advisers Management Trust (filed with the Commission on 05/01/08)

(8g3)	Rule 22c-2 Agreement with Neuberger Berman Advisers Management Trust (filed with the Commission on 05/01/08)

(8h1)	Form of Participation Agreement with Principal Variable Contract Funds, Inc. (filed with the Commission on 05/01/08)

(8h2)	Form of Rule 22c-2 Agreement with Principal Variable Contract Funds, Inc. (filed with the Commission on 05/01/08)

(8i1)	Participation Agreement with T. Rowe Equity Series Inc., as amended (filed with the Commission on 05/01/08)

(8i2)	Rule 12b-1 Agreement with T. Rowe Equity Series Inc. (filed with the Commission on 05/01/08)

(8i3)	Rule 22c-2 Agreement with T. Rowe Equity Series Inc. (filed with the Commission on 05/01/08)

(8i4)	Participation Agreement with T. Rowe Equity Series Inc., as amended (filed with the Commission on 05/01/08)

(9)	Opinion of Counsel (filed with the Commission on 01/04/05)

(10a )	Consent of E&Y LLP (filed with the Commission on 05/01/08)

(10b )	Powers of Attorney (filed with the Commission on 02/29/08)

(11)	Financial Statement Schedules (filed with the Commission on 05/01/08)

ITEM 25. OFFICERS AND DIRECTORS OF THE DEPOSITOR
The list of Depositor’s directors and executive officers follows:

DIRECTORS:

Name and Principal Business Address	Positions and Offices
Betsy J. Bernard	Director
40 Shalebrook Drive	Chair, Nominating and Governance Committee and Member,
Morristown, NJ 07960	Executive Committee

Jocelyn Carter-Miller	Director
TechEd Ventures	Member, Nominating and Governance Committee
3020 NW 33rd Avenue
Lauderdale Lakes, FL 33311

Gary E. Costley	Director
C & G Capital and Management, LLC	Member, Human Resources Committee
257 Barefoot Beach Boulevard, Ste 404
Bonita Springs, FL 34134

Michael T. Dan	Director
The Brink’s Company	Member, Human Resources Committee
1801 Bayberry Court
Richmond, VA 23226

C. Daniel Gelatt, Jr.	Director
NMT Corporation	Member, Executive Committee and Audit Committee
2004 Kramer Street
La Crosse, WI 54603

J. Barry Griswell	Director
The Principal Financial Group	Chairman of the Board and Chair, Executive Committee
Des Moines, IA 50392	Principal Life

Sandra L. Helton	Director
1040 North Lake Shore Drive #26A	Member, Audit Committee
Chicago, IL 60611

William T. Kerr	Director
Meredith Corporation	Member, Executive Committee and Chair, Human Resources Committee
1716 Locust St.
Des Moines, IA 50309-3023

Richard L. Keyser	Director
W.W. Grainger, Inc.	Member, Nominating and Governance Committee
100 Grainger Parkway
Lake Forest, IL 60045-5201

Arjun K. Mathrani	Director
176 East 71st Street, Apt. 9-F	Chair, Audit Committee
New York, NY 10021

Name and Principal Business Address	Positions and Offices
Elizabeth E. Tallett	Director
Hunter Partners, LLC	Member, Executive and Human Resources Committee
12 Windswept Circle
Thornton, NJ 03285

Therese M. Vaughan	Director
Drake University	Member, Audit Committee
2507 University Avenue
Des Moines, Iowa 50311

Larry D. Zimpleman	Director
The Principal Financial Group	President and Chief Executive Officer
Des Moines, IA 50392

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS):

Name and Principal Business Address*	Positions and Offices
John Edward Aschenbrenner	President, Insurance and Financial Services

Craig L. Bassett	Vice President and Treasurer

Gregory J. Burrows	Senior Vice President Retirement & Investor Services

Ronald L. Danilson	Senior Vice President Retirement and Investor Services

Gregory B. Elming	Senior Vice President and Controller

Ralph Craig Eucher	Senior Vice President Human Resources, Corporate Services & Retirement And Investor Services

Nora Mary Everett	Senior Vice President Retirement and Investor Services

Thomas John Graf	Senior Vice President Investor Relations

Joyce Nixson Hoffman	Senior Vice President and Corporate Secretary

Daniel Joseph Houston	President Retirement and Investor Services

Ellen Zislin Lamale	Senior Vice President and Chief Risk Officer

Julia Marie Lawler	Senior Vice President and Chief Investment Officer

Terrance Joseph Lillis	Senior Vice President and Chief Financial Officer

Name and Principal Business Address	Positions and Offices
James Patrick McCaughan	President, Global Asset Management

Timothy Jon Minard	Senior Vice President Retirement Distribution

Mary Agnes O’Keefe	Senior Vice President and Chief Marketing Officer

Gary Paul Scholten	Senior Vice President and Chief Information Officer

G. David Shafer	Senior Vice President Health

Karen Elizabeth Shaff	Executive Vice President and General Counsel

Norman Raul Sorensen	Executive Vice President International Asset Accumulation

Deanna Dawnette Strable	Senior Vice President Individual Life and Specialty Benefits

Larry D. Zimpleman	President and Chief Executive Officer

*	Address for all of the Executive Officers is: The Principal Financial Group; Des Moines, IA 50392

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
The Registrant is a separate account of Principal Life Insurance Company (the “Depositor”) and is operated as a unit investment trust. Registrant supports benefits payable under Depositor’s variable annuity contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. (f/k/a Principal Variable Contracts Fund, Inc.) and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the “series” type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) is an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly owned subsidiary of Principal Financial Group, Inc., a publicly traded company that files consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2007 appears below.
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this registration statement.
Principal Life Insurance Company — Organizational Structure

		Percentage of
		Ownership by
	Jurisdiction of	its
	Incorporation or	Immediate
PRINCPAL FINANCIAL GROUP, INCΔ	Organization	Parent
	Delaware
àPrincipal Financial Services, Inc.§Ñ	Iowa	100
àPrincor Financial Services Corporation§Ñ	Iowa	100
àPFG DO Brasil LTDA§Ñ	Brazil	46
àBrasilprev Seguros E Previdencia S.A. §Ñ	Brazil	100
àPrincipal International, Inc. §Ñ	Iowa	100

àPrincipal International (Asia) Limited§Ñ	Hong Kong	100

àPrincipal Global Investors (Asia) Limited§Ñ	Hong Kong	100

àPrincipal Nominee Company (Hong Kong) Limited§Ñ	Hong Kong	100

		Percentage of
		Ownership by
	Jurisdiction of	its
	Incorporation or	Immediate
PRINCPAL FINANCIAL GROUP, INCΔ	Organization	Parent
	Delaware
àPrincipal Asset Management Company (Asia) Limited§Ñ	Hong Kong	100

à Principal Fund Management (Hong Kong) Limited§Ñ	Hong Kong	100

àPrincipal Insurance Company (Hong Kong) Limited§Ñ	Hong Kong	100

àPrincipal Trust Company(Asia) Limited§Ñ	Hong Kong	100
àPrincipal Mexico Compania de Seguros, S.A. de C.V. §Ñ	Mexico	100
àPrincipal Pensiones, S.A. de C.V. §Ñ	Mexico	100
àPrincipal Afore, S.A. de C.V. §Ñ	Mexico	100
àPrincipal Siefore, S.A. de C.V. §Ñ	Mexico	100
àPrincipal Mexico Servicios, S.A. de C.V. §Ñ	Mexico	100
àDistribuidora Principal Mexico, S.A. de C.V. §Ñ	Mexico	100
àPrincipal Fondos de Inversion S.A. De C.V. §Ñ	Mexico	100
àPrincipal Consulting (India) Private Limited§Ñ	India	100
àPrincipal International Mexico Holding, S.A. De C.V. §Ñ	Mexico	100
àPrincipal Mexico Holdings, S.A. De C.V. §Ñ	Mexico	100
àJF Molloy & Associates§Ñ	Indiana	100
àMolloy Medical Management Company, Inc. §Ñ	Indiana	100
àPrincipal Wellness Company§Ñ	Indiana	100
àPrincipal Health Insurance Company§Ñ	Iowa	100
àPrincipal Global Investors Holding Company, Inc. §Ñ	Delaware	100
àPrincipal Global Investors (Ireland) Limited§Ñ	Ireland	100
àPrincipal Global Investors (Europe) Limited§Ñ	United Kingdom	100
àPrincipal Global Investors (Singapore) Limited§Ñ	Singapore	100
àPrincipal Global Investors (Japan) Limited§Ñ	Japan	100
àPrincipal Financial Group (Mauritius) Ltd. §Ñ	Mauritius	100
àPrincipal PNB Asset Management Company Private Limited§Ñ	India	100
àPrincipal Trustee Company Private Limited§Ñ	India	100
àPNB Principal Financial Planners Private Limited§Ñ	India	100
àPNB Principal Insurance Advisory Company Private Limited§Ñ	India	26
àPrincipal PNB Life Insurance Company Limited§Ñ	India	26

		Percentage of
		Ownership by
	Jurisdiction of	its
	Incorporation or	Immediate
PRINCPAL FINANCIAL GROUP, INCΔ	Organization	Parent
àPrincipal Life Insurance Company♦Ñ	Iowa	100
àPrincipal Real Estate Fund Investors, LLC§Ñ©	Delaware	100
àPrincipal Global Investors, LLC§Ñ©	Delaware	100
àPrincipal Global Columbus Circle, LLC§Ñ©	Delaware	100
àPost Advisory Group, LLC§Ñ©	Delaware	100
àPrincipal Enterprise Capital, LLC§Ñ©	Delaware	100
àPrincipal Commercial Acceptance, LLC§Ñ©	Delaware	100
àPrincipal Real Estate Investors, LLC§Ñ©	Delaware	100
àPrincipal Commercial Funding, LLC§Ñ©	Delaware	100
àPrincipal Global Investors Trust§Ñ©	Delaware	100
àSpectrum Asset Management, Inc. §Ñ©	Connecticut	100
àCCIP, LLC§Ñ©	Delaware	70
àColumbus Circle Investors§Ñ©	Connecticut	100
àPrincipal Reinsurance Company of Vermont§Ñ©	Vermont	100

		Percentage of
		Ownership by
	Jurisdiction of	its
	Incorporation or	Immediate
PRINCPAL FINANCIAL GROUP, INCΔ	Organization	Parent
àPrincipal Development Investors, LLC§Ñ©	Delaware	100
àPrincipal Holding Company§Ñ©	Iowa	100
àPrincipal Generation Plant, LLC§Ñ©	Delaware	100
àPrincipal Bank§Ñ©	OTS	100
àPetula Associates, Ltd. §Ñ©	Iowa	100
àEquity FC, Ltd. §Ñ©	Iowa	100
àPrincipal Health Care, Inc§Ñ©	Iowa	100
àPrincipal Real Estate Portfolio, Inc. §Ñ©	Delaware	100
àPetula Prolix Development Company§Ñ©	Iowa	100
àPrincipal Dental Services, Inc. §Ñ©	Arizona	100
àEmployers Dental Services, Inc. §Ñ©	Arizona	100
àDelaware Charter Guarantee & Trust Company§Ñ©	Delaware	100
àProfessional Pensions, Inc. §Ñ©	Connecticut	100
àBenefit Fiduciary Corporation§Ñ©	Rhode Island	100
àBoston Insurance Trust, Inc. §Ñ©	Massachusetts	100
àPreferred Product Network, Inc. §Ñ©	Delaware	100
àHealthRisk Resource Group, LLC§Ñ©	Iowa	100
àPrincipal Real Estate Holding Company, LLC§Ñ©	Delaware	100
àPrincipal Financial Services (Australia), Inc. §Ñ	Iowa	100
àPrincipal Global Investors (Australia) Service Company Pty Limited§Ñ	Australia	100
àPrincipal Global Investors (Australia) Limited§Ñ	Australia	100
àPrincipal Real Estate Investors (Australia) Limited§Ñ	Australia	100
àPrincipal Capital Global Investors Limited§Ñ	Australia	100
àPrincipal Financial Group (Australia) Pty Ltd. §Ñ	Australia	100
àPrincipal Investments (Australia) Limited§Ñ	Delaware	100
àPrincipal Australia (Holdings) Pty Limited§Ñ	Australia	100
àCIMB — Principal Asset Management Berhad§Ñ	Malaysia	40
àPrincipal International Holding Company, LLC§Ñ	Delaware	100
àPrincipal Management Corporation§Ñ	Iowa	100
àPrincipal Financial Advisors, Inc. §Ñ	Iowa	100
àPrincipal Shareholder Services, Inc. §Ñ	Washington	100
àEdge Asset Management, Inc. §Ñ	Washington	100
àPrincipal Funds Distributor, Inc. §Ñ	Washington	100
àPrincipal Global Services Private Limited§Ñ	India	100
àCCB Principal Asset Management Company, Ltd. §Ñ	China	25
àPrincipal International de Chile, S.A. §Ñ	Chile	100
àPrincipal Compania de Seguros de Vida Chile S.A. §Ñ	Chile	100
àPrincipal Administradora General De Fondos S.A. §Ñ	Chile	100
àPrincipal Creditos Hipotecarios, S.A. §Ñ	Chile	100
àPrincipal Asset Management S.A. §Ñ	Chile	100
àPrincipal Servicios Corporativos Chile LTDA§Ñ	Chile	100

Δ	Consolidated financial statements are filed with SEC.

§	Not required to file financial statements with the SEC.

Ñ	Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.

♦	Separate financial statements are filed with SEC.

©	Included in the financial statements of Principal Life Insurance Company filed with the SEC.

ITEM 27. NUMBER OF CONTRACTOWNERS — AS OF: JULY 31, 2008

	Number of Plan	Number of
Title of Class	Participants	Contractowners
BFA Variable Annuity Contracts	39	6
Pension Builder Contracts	177	112
Personal Variable Contracts	385	27
Premier Variable Contracts	1689	59
Principal Variable Annuity Contract	45,475	45,475
Freedom Variable Annuity Contract	1835	1835
Freedom 2 Variable Annuity Contract	346	346
Investment Plus Variable Annuity Contract	19,856	19,856
ITEM 28. INDEMNIFICATION
Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual’s official capacity, that the individual’s conduct was in the best interests of the corporation or (b) in all other cases, that the individual’s conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual’s conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation’s articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director’s official capacity.
Registrant’s By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
(a)	Other Activity

Princor Financial Services Corporation acts as principal underwriter for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust. Princor Financial Services Corporation also acts as principal underwriter for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for Class J shares, Institutional Class shares, R-1 Class shares, R-2 Class shares, R-3 Class shares, R-4 Class shares, and R-5 Class shares of Principal Funds, Inc. (f/k/a/ Principal Investors Fund, Inc.)

(b)	Management

(b1) Name and principal business address	(b2) Positions and offices with principal underwriter
Lindsay L. Amadeo	Director — Marketing Communications
The Principal Financial Group
Des Moines, IA 50392

John E. Aschenbrenner	Director
The Principal Financial Group
Des Moines, IA 50392

Deborah J. Barnhart	Director — Distribution (PPN)
The Principal Financial Group
Des Moines, IA 50392

Patricia A. Barry	Assistant Corporate Secretary
The Principal Financial Group
Des Moines, IA 50392

Craig L. Bassett	Treasurer
The Principal Financial Group
Des Moines, IA 50392

Michael J. Beer	President and Director
The Principal Financial Group
Des Moines, IA 50392

Lisa Bertholf	Director — Marketing
The Principal Financial Group
Des Moines, IA 50392

Tracy W. Bollin	Assistant Controller
The Principal Financial Group
Des Moines, IA 50392

David J. Brown	Senior Vice President
The Principal Financial Group
Des Moines, IA 50392

Jill R. Brown	Senior Vice President and Chief Financial Officer
The Principal Financial Group
Des Moines, IA 50392

Bret J. Bussanmas	Vice President — Distribution
The Principal Financial Group
Des Moines, IA 50392

(b1) Name and principal business address	(b2) Positions and offices with principal underwriter
P. Scott Cawley	Product Marketing Officer
The Principal Financial Group
Des Moines, IA 50392

Ralph C. Eucher	Director
The Principal Financial Group
Des Moines, IA 50392

Stephen G. Gallaher	Assistant General Counsel
The Principal Financial Group
Des Moines, IA 50392

Ernest H. Gillum	Vice President
The Principal Financial Group
Des Moines, IA 50392

Michael Harkin	Marketing Officer
The Principal Financial Group
Des Moines, IA 50392

Robyn Hinders	Director — Mutual Fund Operations
The Principal Financial Group
Des Moines, IA 50392

Joyce N. Hoffman	Vice President and Corporate Secretary
The Principal Financial Group
Des Moines, IA 50392

Ann Hudson	Compliance Officer
The Principal Financial Group
Des Moines, IA 50392

Patrick A. Kirchner	Counsel
The Principal Financial Group
Des Moines, IA 50392

Julie LeClere	Director — Marketing and Recruiting
The Principal Financial Group
Des Moines, IA 50392

Sarah J. Pitts	Counsel
The Principal Financial Group
Des Moines, IA 50392

(b1) Name and principal business address	(b2) Positions and offices with principal underwriter
David L. Reichart	Senior Vice President
The Principal Financial Group
Des Moines, IA 50392

Martin R. Richardson	Vice President — Broker Dealer Operations
The Principal Financial Group
Des Moines, IA 50392

Michael D. Roughton	Senior Vice President and Associate General Counsel
The Principal Financial Group
Des Moines, IA 50392

Adam U. Shaikh	Counsel
The Principal Financial Group
Des Moines, IA 50392

Norman Sue	Compliance Officer
The Principal Financial Group
Des Moines, IA 50392

Traci L. Weldon	Vice President/Chief Compliance Officer
The Principal Financial Group
Des Moines, IA 50392

Beth Wilson	Vice President
The Principal Financial Group
Des Moines, IA 50392

Larry D. Zimpleman	President/Chief Executive Officer
The Principal Financial Group
Des Moines, IA 50392
          (c) Compensation from the Registrant

		(3)
		Compensation
		on Events
		Occasioning
		the Deduction of
	(2)	a	(4)
(1)	Net Underwriting	Deferred Sales	Brokerage	(5)
Name of Principal Underwriter	Discounts & Commissions	Load	Commissions	Compensation
Princor Financial Services Corporation	$30,652,824.68	0	0	0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.
ITEM 31. MANAGEMENT SERVICES
N/A
ITEM 32. UNDERTAKINGS
The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance of SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:
1.	Registrant has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.	Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

4.	Registrant will obtain from each Plan Participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant’s understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (b) the investment alternatives available under the employer’s Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.
FEE REPRESENTATION
Principal Life Insurance Company represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Des Moines and State of Iowa on this 29th day of October 2008.

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
Registrant

By	/s/ Larry D. Zimpleman Larry D. Zimpleman, President and Chief Executive Officer

By:	PRINCIPAL LIFE INSURANCE COMPANY (Depositor)

By	/s/ Larry D. Zimpleman Larry D. Zimpleman, President and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman Joyce N. Hoffman, Senior Vice President and Corporate Secretary

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ J. B. Griswell	Chairman of the Board and Chair,	10/29/08
J. B. Griswell	Executive Committee

/s/ G. B. Elming	Senior Vice President and Controller	10/29/08
G. B. Elming	(Principal Accounting Officer)

(B. J. Bernard)*	Director	10/29/08
B. J. Bernard

(J. Carter-Miller)*	Director	10/29/08
J. Carter-Miller

(G. E. Costley)*	Director	10/29/08
G. E. Costley

Signature	Title	Date
(M. T. Dan)*	Director	10/29/08
M. T. Dan

(C. D. Gelatt, Jr.)*	Director	10/29/08
C. D. Gelatt, Jr.

(S. L. Helton)*	Director	10/29/08
S. L. Helton

(W. T. Kerr)*	Director	10/29/08
W. T. Kerr

(R. L. Keyser)*	Director	10/29/08
R. L. Keyser

(A. K. Mathrani)*	Director	10/29/08
A. K. Mathrani

(E. E. Tallett)*	Director	10/29/08
E. E. Tallett

(T. M. Vaughan)*	Director	10/29/08
T. M. Vaughan

(L. D. Zimpleman)*	Director	10/29/08
L. D. Zimpleman	President and Chief Executive Officer

*	By	/s/ J. Barry Griswell

J. Barry Griswell, Chairman of the Board of Directors
Pursuant to Powers of Attorney
(filed on 02/29/08)